Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

7. Stock-Based Compensation

The Company has two equity incentive plans: the 2016 Equity Incentive Plan, as amended, and the 2020 Equity Incentive Plan. New awards can only be granted under the 2020 Equity Incentive Plan (the “Plan”). The total number of shares initially authorized under the Plan was 4,680,000. Of this amount, 4,677,407 shares were available for future grants as of September 30, 2020. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the Plan shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to five percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors or compensation committee to determine a lesser number of shares shall be added for such year. The Plan provides for the granting of common stock, incentive stock options, nonqualified stock options, restricted stock awards, and/or stock appreciation rights to employees, directors, and other persons, as determined by the Company’s board of directors. The Company’s stock options vest based on the terms in each award agreement, generally over four-year periods with 25% of options vesting after 1 year and then monthly thereafter, and have a term of ten years. In September 2020, the Company also adopted the 2020 Employee Stock Purchase Plan (the “ESPP”), which includes 520,000 shares of common stock reserved for future issuance. No shares have been issued from the ESPP as of September 30, 2020.

The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations:

	Three Months Ended September 30,		Nine Months September 30,
(in thousands)	2019	2020	2019	2020
Research and development	$135	$630	$250	$1,047
General and administrative	162	842	270	1,414

	$297	$1,472	$520	$2,461

Stock Options

The following table summarizes stock option activity for the periods indicated:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2020	2,269,742	$1.66	9.20
Granted	4,594,130	$9.38
Exercised	(98,254)	$0.98
Forfeited	(115,736)	$1.37

Outstanding at September 30, 2020	6,649,882	$7.00	9.40

Exercisable at September 30, 2020	783,236	$1.64	8.40

At September 30, 2020, the aggregate intrinsic value of outstanding options and exercisable options was $153.7 million and $22.3 million, respectively.

The following table summarizes information about stock options outstanding at September 30, 2020 under the Plan:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.31 - $1.02	253,931	7.43	$0.98	162,037	$0.96
$1.43 - $1.89	3,259,095	9.05	1.85	619,998	1.79
$12.85 - $19.00	3,136,856	9.92	12.86	1,201	12.85

	6,649,882			783,236

The weighted-average grant date fair value of options granted was $1.40 and $8.44 per share for the nine months ended September 30, 2019 and 2020, respectively. The aggregate intrinsic value of options exercised was $2.9 million for the nine months ended September 30, 2020. The Company recorded stock-based compensation expense of $0.2 million and $1.2 million for the three months ended September 30, 2019 and 2020, respectively, related to stock options. The Company recorded stock-based compensation expense of $0.3 million and $1.9 million for the nine months ended September 30, 2019 and 2020, respectively, related to stock options. As of September 30, 2020, the total unrecognized compensation expense related to unvested stock option awards was $39.1 million, which the Company expects to recognize over a weighted-average period of 3.74 years.

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Nine months ended September 30,
	2019	2020
Expected volatility	91.60%	115.09%
Risk-free interest rate	1.88%	0.42%
Expected life (in years)	6.25	6.25
Expected dividend yield	—	—

Restricted Stock Awards

The Company issues restricted stock awards (“RSA”) to employees that generally vest over a four-year period with 25% of awards vesting after one year and then monthly thereafter. Any unvested shares will be forfeited upon termination of services. The fair value of an RSA is equal to the fair market value price of the Company’s common stock on the date of grant. RSA expense is amortized straight-line over the vesting period.

The following table summarizes activity related to RSA stock-based payment awards:

	Number of shares	Weighted-average grant date fair value
Unvested balance at January 1, 2020	1,335,349	$1.42
Granted	432,301	$3.26
Vested	(455,626)	$1.40

Unvested balance at September 30, 2020	1,312,024	$2.03

The Company recorded stock-based compensation expense of $0.1 million and $0.3 million for the three months ended September 30, 2019 and 2020, respectively, related to RSAs. The Company recorded stock-based compensation expense of $0.3 million and $0.6 million for the nine months ended September 30, 2019 and 2020, respectively, related to RSAs. As of September 30, 2020, the total unrecognized expense related to all RSAs was $2.4 million, which the Company expects to recognize over a weighted-average period of 2.94 years.

9. Stock-Based Compensation

Under the Prelude Therapeutics Incorporated 2016 Stock Incentive Plan, as amended (the “Plan”), the Company may grant stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards and other forms of equity compensation to Company employees, directors and consultants. As of December 31, 2019, there were 364,853 shares of common stock available for issuance under the Plan. The Company’s stock options vest based on the terms in each award agreement, generally over four-year periods with 25% of options vesting after 1 year and then monthly thereafter, and have a term of ten years.

The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations:

	Year Ended December 31,
	2018	2019
	(in thousands)
Research and development	$178	$437
General and administrative	2	409

	$180	$846

Stock Options

The following table summarizes stock option activity for the Plan in the years indicated:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2018	25,938	$0.31	9.14
Granted	563,023	$1.15

Outstanding at December 31, 2018	588,961	$1.11	9.35
Granted	1,703,692	$1.84
Forfeited	(19,669)	$1.16
Exercised	(3,242)	$1.02

Outstanding at December 31, 2019	2,269,742	$1.66	9.20

Exercisable at December 31, 2019	245,794	$1.04	8.24

At December 31, 2019, the aggregate intrinsic value of outstanding options and exercisable options was $0.5 million and $0.2 million, respectively.

The following table summarizes information about stock options outstanding at December 31, 2019 under the Plan:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.31—$1.02	396,590	8.13	$0.97	189,233	$0.92
$1.43—$1.89	1,873,152	9.43	1.81	56,561	1.43

	2,269,742			245,794

The weighted-average grant date fair value of options granted was $0.86 and $1.41 per share for the years ended December 31, 2018 and 2019, respectively. The aggregate intrinsic value of options exercised was $3,000 for the year ended December 31, 2019. The Company recorded stock-based compensation expense of $70,000 and $0.4 million for the years ended December 31, 2018 and 2019, respectively, related to stock options. As of December 31, 2019, the total unrecognized compensation expense related to unvested stock option awards was $2.3 million, which the Company expects to recognize over a weighted-average period of 3.47 years.

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Year Ended December 31,
	2018	2019
Expected volatility	87.01%	91.60%
Risk-free interest rate	2.85%	1.87%
Expected life (in years)	6.25	6.25
Expected dividend yield	—	—
Fair value of common stock	$1.15	$1.84

Restricted Stock Awards

The Company issues restricted stock awards (“RSA”) to employees that generally vest over a four-year period with 25% of awards vesting after 1 year and then monthly thereafter. Any unvested shares will be forfeited upon termination of services. The fair value of an RSA is equal to the fair market value price of the Company’s common stock on the date of grant. RSA expense is amortized straight-line over the vesting period.

The following table summarizes activity related to RSA stock-based payment awards:

	Number of shares	Weighted-average grant date fair value
Unvested balance at January 1, 2019	856,438	$0.74
Granted	778,141	1.89
Vested	(299,230)	0.68

Unvested balance at December 31, 2019	1,335,349	$1.42

The Company recorded stock-based compensation expense of $0.1 million and $0.4 million for the years ended December 31, 2018 and 2019, respectively, related to RSAs. As of December 31, 2019, the total unrecognized expense related to all RSAs was $1.6 million, which the Company expects to recognize over a weighted-average period of 3.14 years.